Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting policies [Abstract]
Schedule of consolidated subsidiaries

The following entities were consolidated as of December 31, 2013:

	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang City, China	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
SGOCO Shenzhen	Shenzhen, China	100%

Schedule of estimated useful life

Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Schedule of fair value of financial assets and liabilities

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2013	Fair Value Measurement at December 31, 2013
		Level 1	Level 2	Level 3
Warrant derivative liability	$21	$12	$9	$-

	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrant derivative liability	$18	$12	$6	$-